Earnings Per Share (Tables)	12 Months Ended
Dec. 31, 2025
Earnings Per Share (Tables) [Line Items]
Schedule of Basic and Diluted Earnings Per Share

The calculation of the basic and diluted earnings per share is based on the following data:

	For the Six Months Ended June 30,
	2026	2025
Earnings
(Loss)/earnings for the purposes of basic earnings per share	$(23,935)	$77,600
Effect of dilutive instrument on net income	—	—
(Loss)/earnings for the purposes of diluted earnings per share	$(23,935)	$77,600
	For the Six Months Ended June 30,
	2026	2025
Number of shares
Weighted average number of ordinary shares for the purposes of basic earnings per share	125,685,405	120,600,818
Weighted effect of dilutive potential ordinary shares: Share options	7,585,121	5,517,259
Weighted average number of ordinary shares for the purposes of diluted earnings per share	133,270,526	126,118,077

Basic (loss)/earnings per share	$(0.19)	$0.64
Diluted (loss)/earnings per share	$(0.19)	$0.62

Coinshares International Limited [Member]
Earnings Per Share (Tables) [Line Items]
Schedule of Basic and Diluted Earnings Per Share

The calculation of the basic and diluted earnings per share is based on the following data:

	For the Years Ended December 31,
	2025	2024	2023
Earnings
Earnings for the purposes of basic earnings per share	$114,272	$162,448	$75,755
Effect of dilutive instrument on net income	—	—	—
Earnings for the purposes of diluted earnings per share	$114,272	$162,448	$75,755
	For the Years Ended December 31,
	2025	2024	2023
Number of shares
Weighted average number of ordinary shares for the purposes of basic earnings per share	65,831,201	66,543,318	67,282,937
Weighted effect of dilutive potential ordinary shares: Share options	—	579,442	1,685,641
Weighted average number of ordinary shares for the purposes of diluted earnings per share	65,831,201	67,122,760	68,968,578

Basic earnings per share	$1.74	$2.44	$1.13
Diluted earnings per share	$1.74	$2.42	$1.10